Other non-current liabilities	3 Months Ended
Mar. 31, 2024
Other non-current liabilities
Other non-current liabilities
11.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Deposits received from franchisees	181,926	197,826
Asset retirement obligations	3,958	4,007
Others	8,568	8,485
Total	194,452	210,318